Share-based Compensation - Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted	1,730,000	11,330,103	15,794,018
Share-based compensation recognized in costs and expenses	¥ 9,582	¥ 9,383	¥ 11,859
Restricted stock units | Fread Limited
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant				2,000,000
Number of share options granted			920,000
Share-based compensation recognized in costs and expenses	¥ 1,100	¥ 300	¥ 3,800